Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liabilities [Abstract]
Accrued compensation	$ 532,973	$ 1,501,736	$ 349,255
Accrued professional fees	1,390,130	794,021
Accrued insurance	363,158	590,936	61,752
Accrued sales and property taxes	1,294,305	171,660
Other accrued expenses	75,702	84,624
Total accrued expenses	$ 3,656,268	$ 3,142,977	$ 1,576,433